Financial risk management and financial instruments - Expected credit losses (Details) R in Millions, $ in Billions	24 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)
Detail on expected credit losses recognised
Cash conservation through self-help management actions in operational and capital expenditure | $	$ 2
Net debt to EBITDA under the debt covenant before increase		3
Net debt to EBITDA under the debt covenant	3.0	4
AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost			39.00%	85.00%
BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost			54.00%	8.00%
CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost			7.00%	7.00%
Receivables | Impairment
Detail on expected credit losses recognised
Financial assets			R 1,148	R 664
Receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets			1,101	610
Receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets			361	124
Receivables | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets			64	77
Receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets			676	409
Receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets			47	54
Long-term receivables | Impairment
Detail on expected credit losses recognised
Financial assets			442	211
Long-term receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets			396	159
Long-term receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets			349	121
Long-term receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets			47	38
Long-term receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets			46	52
Trade receivable | Impairment
Detail on expected credit losses recognised
Financial assets			363	225
Trade receivable | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets			363	225
Trade receivable | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets			64	77
Trade receivable | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets			299	148
Other receivables | Impairment
Detail on expected credit losses recognised
Financial assets			343	228
Other receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets			342	226
Other receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets			12	3
Other receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets			330	223
Other receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets			R 1	R 2